Restricted net assets (Details) - 6 months ended Jun. 30, 2026 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Restricted net assets
Threshold limit percentage of registered capital	50.00%
Amounts of net assets restricted	¥ 678,423	$ 99,987
Minimum
Restricted net assets
Minimum percentage of net profit to be allocated to statutory reserve fund	10.00%